Commitments and Contingencies - Schedule of Future Minimum Rental Payments Under Non-cancelable Operating Leases (Details) (10-K)	Dec. 31, 2018 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2019	$ 156,024
2020	160,709
2021	165,506
2022	49,080
2023	41,934
Total	$ 573,253